INCOME TAXES - Reconciliation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Effective rate reconciliation, amount
Canada federal statutory rate	$ (35,185)
Changes in valuation allowances	109,283
True-up	13,916
Others	(1,689)
Total income tax expense (benefit)	$ 14,149	$ (16,576)	$ 59,501
Tax Jurisdiction of Domicile [Extensible Enumeration]	Canada
Effective rate reconciliation, percent
Canada federal statutory rate (as a percent)	25.00%
Changes in valuation allowances (as a percent)	(77.60%)
Other jurisdictions (as a percent)		(6.00%)	(4.00%)
True-up (as a percent)	(9.90%)
Others (as a percent)	1.20%
Combined federal and provincial income tax rate (as a percent)		27.00%	27.00%
Effect of permanent difference (as a percent)		13.00%	(15.00%)
Effect of tax holiday (as a percent)			(1.00%)
Effect of true-up (as a percent)		9.00%
Effect of cross-border tax (as a percent)		(2.00%)	1.00%
Tax credits (as a percent)		8.00%
Change in valuation allowance (as a percent)		(29.00%)	7.00%
Actual income tax rate (as a percent)	(10.10%)	20.00%	15.00%
Canada
Effective rate reconciliation, amount
Provincial income taxes, net of federal abatement	$ (231)
Effective rate reconciliation, percent
Provincial income taxes, net of federal abatement (as a percent)	0.20%
United States
Effective rate reconciliation, amount
Statutory tax rate difference	$ (5,265)
Changes in valuation allowances	(7,491)
Nontaxable and nondeductible items	(30,456)
Others	$ (7,408)
Effective rate reconciliation, percent
Statutory tax rate difference (as a percent)	3.70%
Changes in valuation allowances (as a percent)	5.30%
Nontaxable and nondeductible items (as a percent)	21.60%
Others (as a percent)	5.30%
China SAR, Hong Kong
Effective rate reconciliation, amount
Statutory tax rate difference	$ (21,998)
Others	$ 1,433
Effective rate reconciliation, percent
Statutory tax rate difference (as a percent)	15.60%
Others (as a percent)	(1.00%)
Other foreign jurisdictions
Effective rate reconciliation, amount
Other jurisdictions	$ (760)
Effective rate reconciliation, percent
Other jurisdictions (as a percent)	0.50%